Commitments & Contingencies (Details) - USD ($)			1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 03, 2023	Jun. 16, 2023	Aug. 16, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 08, 2023	Dec. 08, 2022	Jan. 29, 2021	Feb. 20, 2020
Loss Contingencies [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, subject to possible redemption par value (in Dollars per share)															$ 0.0001
Operating leases have remaining lease terms				1 year				1 year		1 year 9 months 18 days
Impairment loss								$ 0	$ 303,327	$ 303,327	$ 0
Lease expense											285,219
Contingent rental amounts											$ 0
Banzai International Inc [Member]
Loss Contingencies [Line Items]
Impairment loss								$ 303,327		$ 303,327
7GC Co Holdings INC [Member]
Loss Contingencies [Line Items]
Underwriting discount percentage								2.00%		2.00%
Underwriting expense (in Dollars)								$ 4,600,000		$ 4,600,000
Underwriters deferred fee percentage								3.50%		3.50%
Gross proceeds (in Dollars)								$ 8,100,000		$ 8,100,000
U.S.federal excise tax, percentage			1.00%
Fair market value, percentage			1.00%
Common Stock, Par or Stated Value Per Share													$ 0.0001
Temporary equity, shares outstanding		3,172,000
Non-cash excise tax				$ 184,436				$ 184,436
Total redemption value				$ (283,062)	$ (1,370,522)	$ (350,009)	$ (684,703)			$ (2,775,518)
7GC Co Holdings INC [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Redemption of common stock	1,747,139
Total redemption value	$ 18,443,646
7GC Co Holdings INC [Member] | Sponsor [Member]
Loss Contingencies [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
7GC Co Holdings INC [Member] | Cantor Fitzgerald [Member] | Fee Reduction Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees forfeit												$ 4,050,000
Deferred underwriting fees payable												8,050,000
Increase decrease in deferred underwriting fees												$ 4,000,000
7GC Co Holdings INC [Member] | Class A Common Stock [Member]
Loss Contingencies [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, shares outstanding		3,172,000		3,329,638				3,329,638		5,076,777
Common stock, subject to possible redemption par value (in Dollars per share)		$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001	0.0001
Percentage of redemption of common stock subject to forfeiture		100.00%
7GC Co Holdings INC [Member] | Class A Common Stock [Member] | Holder [Member] | Non Redemption Agreement [Member]
Loss Contingencies [Line Items]
Common stock, subject to possible redemption par value (in Dollars per share)		$ 0.0001
7GC Co Holdings INC [Member] | Class B Common Stock [Member]
Loss Contingencies [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
7GC Co Holdings INC [Member] | Class B Common Stock [Member] | Holder [Member]
Loss Contingencies [Line Items]
Number of shares issued during the period		$ 396,500
Stock fair value		0.94%
Fair value of common stock issued		$ 372,710
7GC Co Holdings INC [Member] | Class B Common Stock [Member] | Sponsor [Member]
Loss Contingencies [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Stock forfeited and surrendered during the period value		$ 0
Stock forfeited and surrendered during the period Shares		396,500
7GC Co Holdings INC [Member] | New Banzai Class A Shares [Member] | Cantor Fitzgerald [Member] | Fee Reduction Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable in shares												400,000